Intangible Assets (Details) - Schedule of Intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of Intangible assets [Line Items]
Cost at Beginning	$ 18,144,910
Accumulated amortization Beginning	(14,725,441)
Beginning balance	3,419,469	$ 4,108,878
Additions – acquired separately	73,093	1,626,065
Amortization expenses	(1,687,618)	(2,361,009)
Disposals (Note)	(1,645,166)
Net exchange differences	(103,436)	45,535
Ending balance	56,342	3,419,469
Cost at Ending	2,403,406	18,144,910
Accumulated amortization at Ending	(2,347,064)	(14,725,441)
Total	56,342	3,419,469
Computer software [Member]
Intangible Assets (Details) - Schedule of Intangible assets [Line Items]
Cost at Beginning	18,144,910	17,338,683
Accumulated amortization Beginning	(14,725,441)	(12,705,022)
Accumulated impairment Beginning		(524,783)
total	$ 3,419,469	4,108,878
Cost at Ending		18,144,910
Accumulated amortization at Ending		$ (14,725,441)